                          AIM VARIABLE INSURANCE FUNDS

                         AIM V.I. AGGRESSIVE GROWTH FUND

                                (SERIES I SHARES)

                         Supplement dated July 16, 2001
                       to the Prospectus dated May 1, 2001


Effective July 16, 2001, the funds will consist of two classes of shares, Series I and Series II. Each class is identical, except that the Series II shares have a distribution plan or "Rule 12b-1 Plan" which is described in more detail in the prospectus relating to the Series II class shares. This prospectus relates to the Series I class shares.

                          AIM VARIABLE INSURANCE FUNDS

                             AIM V.I. BALANCED FUND

                                (SERIES I SHARES)

                         Supplement dated July 16, 2001
                       to the Prospectus dated May 1, 2001


Effective July 16, 2001, the funds will consist of two classes of shares, Series I and Series II. Each class is identical, except that the Series II shares have a distribution plan or "Rule 12b-1 Plan" which is described in more detail in the prospectus relating to the Series II class shares. This prospectus relates to the Series I class shares.

                          AIM VARIABLE INSURANCE FUNDS

                             AIM V.I. BLUE CHIP FUND

                                (SERIES I SHARES)

                         Supplement dated July 16, 2001
                       to the Prospectus dated May 1, 2001


Effective July 16, 2001, the funds will consist of two classes of shares, Series I and Series II. Each class is identical, except that the Series II shares have a distribution plan or "Rule 12b-1 Plan" which is described in more detail in the prospectus relating to the Series II class shares. This prospectus relates to the Series I class shares.

                          AIM VARIABLE INSURANCE FUNDS

                       AIM V.I. CAPITAL APPRECIATION FUND

                                (SERIES I SHARES)

                         Supplement dated July 16, 2001
                       to the Prospectus dated May 1, 2001


Effective July 16, 2001, the funds will consist of two classes of shares, Series I and Series II. Each class is identical, except that the Series II shares have a distribution plan or "Rule 12b-1 Plan" which is described in more detail in the prospectus relating to the Series II class shares. This prospectus relates to the Series I class shares.

                          AIM VARIABLE INSURANCE FUNDS

                        AIM V.I. CAPITAL DEVELOPMENT FUND

                                (SERIES I SHARES)

                         Supplement dated July 16, 2001
                       to the Prospectus dated May 1, 2001


Effective July 16, 2001, the funds will consist of two classes of shares, Series I and Series II. Each class is identical, except that the Series II shares have a distribution plan or "Rule 12b-1 Plan" which is described in more detail in the prospectus relating to the Series II class shares. This prospectus relates to the Series I class shares.

                          AIM VARIABLE INSURANCE FUNDS

                      AIM V.I. DENT DEMOGRAPHIC TRENDS FUND

                                (SERIES I SHARES)

                         Supplement dated July 16, 2001
                       to the Prospectus dated May 1, 2001


Effective July 16, 2001, the funds will consist of two classes of shares, Series I and Series II. Each class is identical, except that the Series II shares have a distribution plan or "Rule 12b-1 Plan" which is described in more detail in the prospectus relating to the Series II class shares. This prospectus relates to the Series I class shares.

                          AIM VARIABLE INSURANCE FUNDS

                        AIM V.I. DIVERSIFIED INCOME FUND

                                (SERIES I SHARES)

                         Supplement dated July 16, 2001
                       to the Prospectus dated May 1, 2001


Effective July 16, 2001, the funds will consist of two classes of shares, Series I and Series II. Each class is identical, except that the Series II shares have a distribution plan or "Rule 12b-1 Plan" which is described in more detail in the prospectus relating to the Series II class shares. This prospectus relates to the Series I class shares.

                          AIM VARIABLE INSURANCE FUNDS

                         AIM V.I. GLOBAL UTILITIES FUND

                                (SERIES I SHARES)

                         Supplement dated July 16, 2001
                       to the Prospectus dated May 1, 2001


Effective July 16, 2001, the funds will consist of two classes of shares, Series I and Series II. Each class is identical, except that the Series II shares have a distribution plan or "Rule 12b-1 Plan" which is described in more detail in the prospectus relating to the Series II class shares. This prospectus relates to the Series I class shares.

                          AIM VARIABLE INSURANCE FUNDS

                       AIM V.I. GOVERNMENT SECURITIES FUND

                                (SERIES I SHARES)

                         Supplement dated July 16, 2001
                       to the Prospectus dated May 1, 2001


Effective July 16, 2001, the funds will consist of two classes of shares, Series I and Series II. Each class is identical, except that the Series II shares have a distribution plan or "Rule 12b-1 Plan" which is described in more detail in the prospectus relating to the Series II class shares. This prospectus relates to the Series I class shares.

                          AIM VARIABLE INSURANCE FUNDS

                              AIM V.I. GROWTH FUND

                                (SERIES I SHARES)

                         Supplement dated July 16, 2001
                       to the Prospectus dated May 1, 2001


Effective July 16, 2001, the funds will consist of two classes of shares, Series I and Series II. Each class is identical, except that the Series II shares have a distribution plan or "Rule 12b-1 Plan" which is described in more detail in the prospectus relating to the Series II class shares. This prospectus relates to the Series I class shares.

                          AIM VARIABLE INSURANCE FUNDS

                         AIM V.I. GROWTH AND INCOME FUND

                                (SERIES I SHARES)

                         Supplement dated July 16, 2001
                       to the Prospectus dated May 1, 2001


Effective July 16, 2001, the funds will consist of two classes of shares, Series I and Series II. Each class is identical, except that the Series II shares have a distribution plan or "Rule 12b-1 Plan" which is described in more detail in the prospectus relating to the Series II class shares. This prospectus relates to the Series I class shares.

                          AIM VARIABLE INSURANCE FUNDS

                            AIM V.I. HIGH YIELD FUND

                                (SERIES I SHARES)

                         Supplement dated July 16, 2001
                       to the Prospectus dated May 1, 2001


Effective July 16, 2001, the funds will consist of two classes of shares, Series I and Series II. Each class is identical, except that the Series II shares have a distribution plan or "Rule 12b-1 Plan" which is described in more detail in the prospectus relating to the Series II class shares. This prospectus relates to the Series I class shares.

                          AIM VARIABLE INSURANCE FUNDS

                       AIM V.I. INTERNATIONAL EQUITY FUND

                                (SERIES I SHARES)

                         Supplement dated July 16, 2001
                       to the Prospectus dated May 1, 2001


Effective July 16, 2001, the funds will consist of two classes of shares, Series I and Series II. Each class is identical, except that the Series II shares have a distribution plan or "Rule 12b-1 Plan" which is described in more detail in the prospectus relating to the Series II class shares. This prospectus relates to the Series I class shares.

                          AIM VARIABLE INSURANCE FUNDS

                           AIM V.I. MONEY MARKET FUND

                                (SERIES I SHARES)

                         Supplement dated July 16, 2001
                       to the Prospectus dated May 1, 2001


Effective July 16, 2001, the funds will consist of two classes of shares, Series I and Series II. Each class is identical, except that the Series II shares have a distribution plan or "Rule 12b-1 Plan" which is described in more detail in the prospectus relating to the Series II class shares. This prospectus relates to the Series I class shares.

                          AIM VARIABLE INSURANCE FUNDS

                          AIM V.I. NEW TECHNOLOGY FUND

                                (SERIES I SHARES)

                         Supplement dated July 16, 2001
                      to the Prospectus dated May 1, 2001,
                          as supplemented July 2, 2001


Effective July 16, 2001, the funds will consist of two classes of shares, Series I and Series II. Each class is identical, except that the Series II shares have a distribution plan or "Rule 12b-1 Plan" which is described in more detail in the prospectus relating to the Series II class shares. This prospectus relates to the Series I class shares.

                          AIM VARIABLE INSURANCE FUNDS

                               AIM V.I. VALUE FUND

                                (SERIES I SHARES)

                         Supplement dated July 16, 2001
                       to the Prospectus dated May 1, 2001


Effective July 16, 2001, the funds will consist of two classes of shares, Series I and Series II. Each class is identical, except that the Series II shares have a distribution plan or "Rule 12b-1 Plan" which is described in more detail in the prospectus relating to the Series II class shares. This prospectus relates to the Series I class shares.